Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets
Summary of intangible assets

	2021		2020
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Intangible assets:
Licenses	$149	$(42)	$147	$(33)
Patents pending	503	—	125	—
Trademarks	9	—	9	—
Trademarks pending	—	—	—	—
Total amortized intangible assets	$661	$(42)	$281	$(33)